SYMMETRY PANORAMIC TRUST

Symmetry Panoramic Alternatives Fund

Symmetry Panoramic Global Equity Fund

Symmetry Panoramic Global Fixed Income Fund

Symmetry Panoramic International Equity Fund

Symmetry Panoramic Municipal Fixed Income Fund

Symmetry Panoramic Tax Managed Global Equity Fund

Symmetry Panoramic US Equity Fund

Symmetry Panoramic US Fixed Income Fund

(collectively, the “Funds”)

Supplement dated July 28, 2023 to the Summary Prospectuses dated December 31, 2022 and Prospectuses dated December 31, 2022 for the Funds

This supplement provides new and additional information beyond that contained in the Summary Prospectuses dated December 31, 2022 and Prospectuses dated December 31, 2022, listed above and should be read in conjunction with the Summary Prospectuses and Prospectuses.

Effective as of July 28, 2023, the following changes are made to each Fund’s Summary Prospectus and Prospectus:

Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund

The first paragraph under the “Portfolio Managers” heading is deleted in its entirety and replaced with the following:

Symmetry Partners, LLC

The Fund is managed by a team that includes Rebecca Cioban, Portfolio Manager and Associate Director; John McDermott, Portfolio Manager and Chief Investment Strategist; and Kevin Scully, Portfolio Manager and Senior Research Associate. The current team members have been managers on the Fund since its inception in 2018, except for Mr. Scully, who was named a portfolio manager in 2019.

Symmetry Panoramic Tax Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund

The paragraph immediately under the “Portfolio Managers” heading is deleted in its entirety and replaced with the following:

The Fund is managed by a team that includes Rebecca Cioban, Portfolio Manager and Associate Director; John McDermott, Portfolio Manager and Chief Investment Strategist; and Kevin Scully, Portfolio Manager and Senior Research Associate. The current team members have been managers on the Fund since its inception in 2018, except for Mr. Scully, who was named a portfolio manager in 2019.

Effective as of July 28, 2023, the following change is made to the Prospectuses:

The five paragraphs immediately following the “Portfolio Managers” heading in the section of the Prospectus entitled “Management -- Portfolio Managers” are deleted in their entirety and replaced with the following:

John McDermott is Portfolio Manager, Chief Investment Strategist at the Adviser, and a member of the Investment Committee.

Dr. McDermott began his affiliation with Symmetry Partners in 2005. Dr. McDermott holds a B.S. from the U.S. Coast Guard Academy, an MBA from Columbia University, and a Ph.D. from the University of Connecticut.

Rebecca Cioban is Portfolio Manager and Associate Director at the Adviser.

Ms. Cioban joined Symmetry Partners in 2007. Ms. Cioban holds a B.A. from the University of Connecticut. She became a CFA charterholder in 2022.

Kevin Scully is Portfolio Manager and Senior Research Associate at the Adviser

Mr. Scully joined Symmetry Partners in 2015. He holds a B.S. in Real Estate and Urban Economics from the University of Connecticut School of Business. He became a CFA charterholder in 2017.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in each of the Funds.

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SYMMETRY PANORAMIC TRUST

Symmetry Panoramic Alternatives Fund

Symmetry Panoramic Global Equity Fund

Symmetry Panoramic Global Fixed Income Fund

Symmetry Panoramic International Equity Fund

Symmetry Panoramic Municipal Fixed Income Fund

Symmetry Panoramic Tax Managed Global Equity Fund

Symmetry Panoramic US Equity Fund

Symmetry Panoramic US Fixed Income Fund

(collectively, the “Funds”)

Supplement dated July 28, 2023 to the Statements of Additional Information (the “SAI”) dated December 31, 2022 for the Funds

This supplement provides new and additional information beyond that contained in the SAI dated December 31, 2022 listed above and should be read in conjunction with the Summary Prospectuses, Prospectuses and the SAI.

Effective as of July 28, 2023, the following changes are made to the SAI:

1.	The table following the heading “Trustees and Officers” in the section of the SAI entitled “Management -- Trustees and Officers” is hereby deleted in its entirety and replaced with the following:

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years

Interested Trustee

John McDermott** (1962)	Chairman, Trustee and President	Trustee (Since 2018)

Consultant, Chief Investment Strategist, Symmetry Partners, LLC (2005-present); Professor, Department of Finance, Fairfield University School of Business (2005-present).

Qualifications: Dr. McDermott’s experience includes research on hedging, market liquidity, and index reconstitution, which has been published in notable financial journals including the Journal of Banking and Finance, Journal of Financial Markets, Journal of Futures Market, and Journal of Index Investing. Dr. McDermott also serves as a member of the Index Committee for Janus-Henderson Index and Calculation Services. Dr. McDermott earned a BS (Engineering) from the US Coast Guard Academy, MBA (Finance) from Columbia University, and Ph.D. (finance) from the University of Connecticut.

			8	None.

Independent Trustees

Tracie Ahern (1968)	Trustee	Trustee (Since 2018)	Chief Financial Officer, PineBridge Investments (April 2019 - Present); Principal, Danesmead Partners (July 2016 - April 2019). Qualifications: Ms. Ahern’s experience includes serving as an Independent Trustee on the boards of mutual funds and private equity/hedge funds. She also has served on several executive committees for several institutions, including Brightwood Capital Advisors LLC. Ms. Ahern is a Certified Public Accountant and has significant experience with SEC Regulatory Reporting including Public Company Financial Reporting.	8	Former Independent Trustee, SEI Advisors Inner Circle Trust.
Jack Jennings (1957)	Trustee	Trustee (Since 2018)	Executive Dean for Higher Education Administration, Harvard University (2004- present). Qualifications: Mr. Jennings has 32 years of financial planning and management experience. He also has more than 20 years of experience directing, developing, and implementing strategic plans and organizational change. Mr. Jennings also has 18 years of experience in higher education, including 4 years of experience as undergraduate management professor.	8	None.

Thomas P. Lemke (1954)	Trustee	Trustee (Since 2018)	Retired (2013-present). Qualifications: Mr. Lemke’s experience includes serving as an Independent Trustee on boards of mutual funds. He serves as Chair of a Board Governance Committee. Mr. Lemke also is a former co-chair of the Investment Management Group at Morgan, Lewis & Bockius, LLP. In addition, Mr. Lemke's experience includes serving as General Counsel and Head of Governance at Legg Mason, Inc.	8	Independent Trustee of Advisors’ Inner Circle III fund platform, consisting of the following: (i) the Advisors’ Inner Circle Fund III, (ii) the Gallery Trust, (iii) the Schroder Series Trust, (iv) the Delaware Wilshire Private Markets Fund (since 2020), (v) Chiron Capital Allocation Fund Ltd., and (vi) formerly the Winton Diversified Opportunities Fund (2014-2018); and Independent Trustee of the J.P. Morgan Funds (and its predecessor) (since 2014).
Fred Naddaff (1958)	Trustee	Trustee (Since 2018)	Retired; Chief Operating Officer of Transfer Agency and Investor Services, FIS Global Asset Management (2012-2018). Qualifications: Mr. Naddaff’s experience includes a 40 year career in the financial services industry. He has experience in all aspects of mutual fund operations, fund accounting, administration, regulatory and compliance. In addition to FIS Global, he has held senior management positions at Citi Fund Services, BISYS Fund Services and First Data Investor Services Group.	8	None.

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years

Officers

John McDermott (1976)	President	Consultant, Chief Investment Strategist, Symmetry Partners, LLC (2005-present); Professor, Department of Finance, Fairfield University School of Business (2005-present).	8	None.
Andrew Metzger (1980)	Treasurer, Principal Financial Officer	Director of Fund Accounting, SEI Investments, (2020-present); Senior Director, Embark (2019-2020); Senior Manager, PricewaterhouseCoopers LLP (2002-2019).	8	None.
Carlyn Edgar (1963)	Chief Compliance Officer	Senior Vice President, Apex Fund Services (2008- present).	8	None.
Rebecca Cioban (1984)	Vice President	Associate Director (January 2020-present); Senior Research Associate, Symmetry Partners, LLC (2017-2020).	8	None.
Timothy Richards (1965)	Secretary & Chief Legal Officer	Chief Compliance Officer, Symmetry Partners, LLC (December 2019-present); Chief Compliance Officer, Apella Capital, LLC (June 2018-present); Director, Chenery Compliance Group (2017-2018).	8	None.
Zachary Tackett (1988)	Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer	Senior Counsel, Apex Fund Services (2019-present); Counsel, Atlantic Fund Services (2014-2019).	8	None.

*	The term “fund complex” means two or more investment companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.

**	Dr. McDermott is an “interested” trustee due to his position as Chief Investment Strategist at Symmetry Partners, LLC.

2.	In the section of the SAI entitled “Portfolio Managers”, the first table under the heading “Symmetry Partners, LLC” is hereby deleted in its entirety.

3.	In the section of the SAI entitled “Portfolio Managers -- Ownership of Securities”, the table immediately following the first paragraph is hereby deleted in its entirety and replaced with the following:

Shares Beneficially Owned By	Fund(s)	Dollar Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Rebecca Cioban	None	None
John McDermott	Symmetry Panoramic US Equity Fund	$100,001-$500,000
	Symmetry Panoramic International Equity Fund	$100,001-$500,000
	Symmetry Panoramic Global Equity Fund	$100,001-$500,000
	Symmetry Panoramic Alternatives Fund	$10,001-$50,000
Kevin Scully	None	None

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